Fair Value Measurements - (Tables)	9 Months Ended	12 Months Ended
	Sep. 27, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Schedule of Financial Assets And Liabilities Carried At Fair Value
A summary of financial assets and liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
September 27, 2019:
Assets:
Cross-currency swap derivative contracts	$—	$5.7	$—	$5.7

Liabilities:
Interest rate swap derivative contracts	$—	$0.7	$—	$0.7
Deferred compensation plans	—	6.3	—	6.3

December 31, 2018:
Liabilities:
Deferred compensation plans	$—	$11.1	$—	$11.1

A summary of financial assets and liabilities that are measured at fair value on a recurring basis were as follows ($ in millions):

	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
December 31, 2018:
Liabilities:
Deferred compensation plans	$—	$11.1	$—	$11.1
December 31, 2017:
Liabilities:
Deferred compensation plans	$—	$11.0	$—	$11.0

Carrying Amounts And Fair Values Of Financial Instruments
The carrying amounts and fair values of the Company’s financial instruments were as follows ($ in millions):

	September 27, 2019
	Carrying Amount	Fair Value
Assets:
Cross-currency swap derivative contracts	$5.7	$5.7

Liabilities:
Interest rate swap derivative contracts	$0.7	$0.7
Long-term debt	1,304.5	1,304.5